Related Party Transactions (Details) - Schedule of related parties	12 Months Ended
Dec. 31, 2022
Dandan Liu [Member]
Related Party Transaction [Line Items]
Name of Related Party	Chairman of the Board, Shareholder, Chief Executive Officer (“CEO”)
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Name of Related Party	Former Chairman of the Board and Former CEO. Rongfeng Cui ceased to be the CEO of the Company effective August 2, 2019.
Rongbing Cui [Member]
Related Party Transaction [Line Items]
Name of Related Party	Former Chief Financial Officer (“CFO”), Rongfeng Cui’s brother
Feng Zhang [Member]
Related Party Transaction [Line Items]
Name of Related Party	Chief Financial Officer (“CFO”)
Yanjuan Wang [Member]
Related Party Transaction [Line Items]
Name of Related Party	Rongfeng Cui’s wife
Yan Fu [Member]
Related Party Transaction [Line Items]
Name of Related Party	Former Sales Vice President
Yuxiang Qi [Member]
Related Party Transaction [Line Items]
Name of Related Party	Dandan Liu’s mother
Tide (Shanghai) Industrial Co. Ltd. (“Tide”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Owned by Rongfeng Cui and Yanjuan Wang
Qingdao Like Pet Supplies Co., Ltd. (“Like”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Rongfeng Cui served as CEO, and Shuhua Cui, sister of Rongfeng Cui, served as the legal person. On May 26, 2016, both Rongfeng Cui and Shuhua Cui resigned from their positions, but still have significant influence on Like.
Qingdao Saike Environmental Technology Co., Ltd. (“Saike”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Owned by Rongfeng Cui and Yanjuan Wang
Huangdao Ding Ge Zhuang Kangkang Family Farm (“Kangkang Family Farm”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Controlled by Rongfeng Cui’s father
TDH Group BVBA [Member]
Related Party Transaction [Line Items]
Name of Related Party	A Belgium company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018
TDH JAPAN [Member]
Related Party Transaction [Line Items]
Name of Related Party	A Japanese company solely owned by Rongfeng Cui prior to November 30, 2018; a wholly owned subsidiary of the Company since November 30, 2018. Dissolved in February 2021.
Qingdao Yinhe Jiutian Information Technology Co., Ltd. (“Yinhe Jiutian”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Solely owned by Rongbing Cui
Huangdao Hanyinhe Software Development Center Co., Ltd. (“Hanyinhe”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Solely owned by Xiaomei Wang
Zhenyu Trading (Qingdao) Co., Ltd. (“Zhenyu”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Noncontrolling shareholder of Yichong prior to September 27, 2019; Sole shareholder of Yichong after September 27, 2019
Beijing Quanmin Chongai Information Technology Co., Ltd. (“Quanmin Chongai”) [Member]
Related Party Transaction [Line Items]
Name of Related Party	Rongbing Cui serves as supervisor of Quanmin Chongai
LAI LINGS LENEXA [Member]
Related Party Transaction [Line Items]
Name of Related Party	Raymond Ng is the son of Richard Ng
Products Inc. [Member]
Related Party Transaction [Line Items]
Name of Related Party	Owned by Richard Ng
Bo Lings at Zona Rosa in the Northland [Member]
Related Party Transaction [Line Items]
Name of Related Party	Owned by Richard Ng
Richard Ng [Member]
Related Party Transaction [Line Items]
Name of Related Party	Richard owns 49% control of Far Ling’s Inc.